9. Trade receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfTradeReceivablesLineItems [Line Items]
Current	R$ 1,762,606	R$ 1,449,927
Past-due	1,632,436	1,701,931
Total	3,395,042	3,151,858
Up to 30 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	330,488	330,310
From 31 to 60 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	164,913	145,153
From 61 to 90 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	86,765	83,679
From 91 to 120 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	58,971	54,486
From 121 to 180 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	81,003	89,740
From 181 to 360 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	33,206	44,856
Over 360 days
SummaryOfTradeReceivablesLineItems [Line Items]
Past-due	R$ 877,090	R$ 953,707